Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

18. Commitments and Contingencies

Commitments

As at March 31, 2026, the Company has capital commitment of US$17,000,000 for investment in Reemag (Note 20). As at March 31, 2025, the Company did not have any significant capital and other commitments.

Contingencies

Legal Proceedings

The Company is involved in several legal proceedings in which damages and claims have been asserted against it. The Company’s management and legal counsel believe that it has a number of valid defenses to such proceedings and claims and intend to vigorously defend itself. The Company do not believe that any such matters will have a material adverse effect on its financial position, results of operations, or liquidity as many of these employee related claims are covered under the Company’s insurance covers. The Company record a loss contingency if the potential loss from a proceeding or claim is considered probable and the amount can be reasonably estimated or a range of loss can be determined. Based on the current status of these proceedings, the Company has not recorded a loss contingency, as any potential loss is not considered probable and reasonably estimable, and the Company is unable to estimate a range of reasonably possible loss. The Company provide disclosure when it is reasonably possible that a loss will be incurred in excess of any recorded provision. Significant judgment is required in these determinations. As additional information becomes available, the Company reassess prior determinations and may change our estimates. Additional claims may be asserted against the Company in the future. Litigation is subject to many uncertainties, and the outcome of litigation is not predictable with assurance. It is possible that a litigation matter for which liabilities have not been recorded could be decided unfavorably to the Company, and that any such unfavorable decision could have a material adverse effect on our financial position, results of operations, or liquidity.